intangible assets and goodwill - Business acquisition pro forma information (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pro forma Information
Reported Operating revenues	CAD 13,304	CAD 12,799
Reported Net income	1,479	CAD 1,236
Pro forma Operating revenues	13,426
Pro forma Net income	CAD 1,474
Net income per Common Share
Basic	CAD 2.46	CAD 2.06
Diluted	2.46	CAD 2.06
Pro forma Basic	2.45
Pro forma Diluted	CAD 2.45
Manitoba Telecom Services Inc. postpaid wireless
Net income per Common Share
Reported Operating revenues of acquiree	CAD 49
Reported Net income of acquiree	20
Kroll Computer Systems Inc.
Net income per Common Share
Reported Operating revenues of acquiree	17
Reported Net income of acquiree	0
Voxpro Limited
Net income per Common Share
Reported Operating revenues of acquiree	51
Reported Net income of acquiree	CAD 0